Investments (excluding Consolidated Investment Entities) - Unrealized Capital Losses 1 (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	$ 97.8	$ 40.3	$ 138.7
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	13.5	15.4	164.1
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	157.5	237.0	614.7
Total Unrealized Capital Losses	268.8	292.7	917.5
U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	4.0	1.8	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	0	0	0
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	0	0	0
Total Unrealized Capital Losses	4.0	1.8	0
U.S. corporate, state and municipalities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	64.7	19.2	55.7
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	5.1	3.0	10.4
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	23.5	26.6	45.3
Total Unrealized Capital Losses	93.3	48.8	111.4
Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	22.5	12.7	66.2
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	4.3	7.4	7.3
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	23.6	39.2	71.9
Total Unrealized Capital Losses	50.4	59.3	145.4
Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	6.5	6.4	5.1
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	2.7	2.1	16.1
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	54.7	78.2	219.6
Total Unrealized Capital Losses	63.9	86.7	240.8
Commercial mortgage-backed
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	0	0.2	6.4
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	0.1	1.7	87.6
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	3.9	4.2	55.2
Total Unrealized Capital Losses	4.0	6.1	149.2
Other asset-backed
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	0.1	0	5.3
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	1.3	1.2	42.7
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	51.8	88.8	222.7
Total Unrealized Capital Losses	53.2	90.0	270.7
Fair value decline below amortized cost less than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six months or less below amortized cost, Amortized Cost	5,279.7	3,154.6	4,560.5
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	126.0	95.2	184.5
Six months or less below amortized cost, Number of Securities	474	308	474
More than six months and twelve months or less below amortized cost, Amortized Cost	594.0	363.3	1,805.8
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	37.4	19.5	103.8
More than six months and twelve months or less below amortized cost, Number of Securities	119	83	114
More than twelve months below amortized cost, Amortized Cost	672.5	940.1	1,935.4
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	28.5	35.9	159.1
More than twelve months below amortized cost, Number of Securities	218	221	269
Total Amortized Cost	6,546.2	4,458.0	8,301.7
Total Unrealized Capital Losses	191.9	150.6	447.4
Total Number of Securities	811	612	857
Fair value decline below amortized cost less than 20% | U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	76.6	453.0	0
Total Unrealized Capital Losses	4.0	1.8	0
Total Number of Securities	2	3	0
Fair value decline below amortized cost less than 20% | U.S. corporate, state and municipalities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	3,527.0	1,688.5	2,402.2
Total Unrealized Capital Losses	82.6	33.1	85.5
Total Number of Securities	218	109	185
Fair value decline below amortized cost less than 20% | Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	1,182.5	684.9	1,912.4
Total Unrealized Capital Losses	29.8	24.1	96.8
Total Number of Securities	95	50	153
Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	1,195.5	938.3	1,475.5
Total Unrealized Capital Losses	37.4	42.5	87.2
Total Number of Securities	393	343	323
Fair value decline below amortized cost less than 20% | Commercial mortgage-backed
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	53.1	85.9	1,723.5
Total Unrealized Capital Losses	3.7	5.6	114.2
Total Number of Securities	10	19	48
Fair value decline below amortized cost less than 20% | Other asset-backed
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	511.5	607.4	788.1
Total Unrealized Capital Losses	34.4	43.5	63.7
Total Number of Securities	93	88	148
Fair value decline below amortized cost greater than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six months or less below amortized cost, Amortized Cost	16.2	42.1	616.9
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	3.9	11.4	166.1
Six months or less below amortized cost, Number of Securities	16	21	105
More than six months and twelve months or less below amortized cost, Amortized Cost	41.3	30.2	197.9
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	11.3	10.3	61.0
More than six months and twelve months or less below amortized cost, Number of Securities	9	9	46
More than twelve months below amortized cost, Amortized Cost	218.1	394.1	626.6
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	61.7	120.4	243.0
More than twelve months below amortized cost, Number of Securities	54	95	145
Total Amortized Cost	275.6	466.4	1,441.4
Total Unrealized Capital Losses	76.9	142.1	470.1
Total Number of Securities	79	125	296
Fair value decline below amortized cost greater than 20% | U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	0	0	0
Total Unrealized Capital Losses	0	0	0
Total Number of Securities	0	0	0
Fair value decline below amortized cost greater than 20% | U.S. corporate, state and municipalities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	29.8	41.4	88.7
Total Unrealized Capital Losses	10.7	15.7	25.9
Total Number of Securities	1	3	7
Fair value decline below amortized cost greater than 20% | Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	75.2	109.3	146.6
Total Unrealized Capital Losses	20.6	35.2	48.6
Total Number of Securities	7	14	16
Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	92.3	144.8	445.3
Total Unrealized Capital Losses	26.5	44.2	153.6
Total Number of Securities	54	77	178
Fair value decline below amortized cost greater than 20% | Commercial mortgage-backed
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	2.0	1.9	137.0
Total Unrealized Capital Losses	0.3	0.5	35.0
Total Number of Securities	1	1	7
Fair value decline below amortized cost greater than 20% | Other asset-backed
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	76.3	169.0	623.8
Total Unrealized Capital Losses	$ 18.8	$ 46.5	$ 207.0
Total Number of Securities	16	30	88